ORGANIZATION AND BUSINESS BACKGROUND (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Equity Method Investment Summarized Financial Information [Line Items]
Net revenues	$ 48,826	$ 726,193	$ 881,507
Net income (loss)	$ (32,763)	$ 84,147	$ (169,472)